Document and Entity Information	Mar. 31, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Creation Date	Mar. 26, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Document Effective Date	Mar. 31, 2025
Prospectus Date	Mar. 31, 2025
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
ACR Opportunity Fund | Class I Shares
Prospectus:
Trading Symbol	ACROX
ACR Equity International Fund | Class I Shares
Prospectus:
Trading Symbol	ACREX